Financial Liabilities - Summary of Assumptions and Results of the Warrants Valuation (Details) € / shares in Units, $ in Thousands				12 Months Ended
	Dec. 18, 2024 Options € / shares shares	Jan. 25, 2024	Apr. 17, 2023	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 USD ($) Warrants	Dec. 18, 2024 USD ($) Warrants	Jan. 25, 2024 € / shares	Jan. 25, 2024 USD ($)	Jan. 25, 2024 Options	Jan. 25, 2024 shares	Jan. 25, 2024 Warrants	Jan. 25, 2024	Dec. 31, 2023 USD ($) Warrants	Dec. 31, 2023 EUR (€) Warrants € / shares	Apr. 17, 2023 € / shares	Apr. 17, 2023 USD ($)	Apr. 17, 2023 Options	Apr. 17, 2023 shares	Apr. 17, 2023 Warrants	Apr. 17, 2023	Apr. 17, 2023 EUR (€)
Assumptions and results of the warrants valuation
Number of options granted | shares				3,054,163
Tranche A Warrants [Member]
Assumptions and results of the warrants valuation
Grant date			Apr. 17, 2023
Expiration date			Apr. 17, 2043
Number of options granted					2,779,188								2,779,188	2,779,188			2,779,188		2,779,188
Share entitlement per option | shares																		1
Exercise price															€ 1.92
Valuation method			Longstaff Schwartz
Share price				€ 1.63										€ 2.76	1.87
Average life of options			20 years		18 years 6 months 18 days								19 years 6 months 18 days	19 years 6 months 18 days
Expected volatility					45.60%								67.60%	67.60%						81.30%
Put option cap | €														€ 8,256							€ 7,196
Risk free rate					2.40%								2.50%	2.50%						2.85%
Expected dividends					0.00%								0.00%	0.00%						0.00%
Fair value per options				1.19										€ 2.54	€ 1.73
Fair value | $					$ 3,447								$ 7,797			$ 5,280
Tranche B Warrants [Member]
Assumptions and results of the warrants valuation
Grant date		Jan. 25, 2024
Expiration date		Jan. 25, 2044
Number of options granted					1,460,053				1,460,053		1,460,053
Share entitlement per option | shares										1
Exercise price							€ 2.53
Valuation method		Longstaff Schwartz
Share price				1.63			2.51
Average life of options		20 years			19 years 1 month 2 days
Expected volatility					45.60%							60.40%
Risk free rate					2.40%							2.70%
Expected dividends					0.00%							0.00%
Fair value per options				1.15			€ 2.22
Fair value | $					$ 1,750			$ 3,534
Tranche C Warrants [Member]
Assumptions and results of the warrants valuation
Expiration date	Dec. 18, 2024
Expiration date						Dec. 18, 2044
Number of options granted | Options	611,426
Number of options granted | Warrants					611,426	611,426
Share entitlement per options | shares	1
Exercise price	€ 1.7
Valuation method	Longstaff Schwartz
Share price	€ 1.56			1.63
Average life of options					19 years 11 months 19 days	20 years
Expected volatility					45.60%	45.30%
Risk free rate					2.40%	2.20%
Expected dividends					0.00%	0.00%
Fair value per options	€ 1.19			€ 1.28
Fair value | $					$ 813	$ 755